Trade and Other Receivables - Disclosure Of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Trade and Other Receivables [Line Items]
Trade receivables	$ 14,207	$ 17,172
VAT receivables	24,621	18,991
Income tax receivables	8,046	10,085
Other receivables	3,386	9,624
Trade and other receivables	50,260	55,872
Brazilian Federal Government
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	12,300	14,600
Mexican Federal Government
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	16,700	8,200
Federal Tax Authority
Disclosure of Trade and Other Receivables [Line Items]
VAT receivables	$ 8,800	$ 6,500